Financial risk management - Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Statement Of Lineitems [Line Items]
Trade and other payables	€ 4,562,900	€ 2,909,725
Accrued liabilities	17,588,407	11,067,510
Lease Liabilities	1,361,631	254,708
Not later than one year [member]
Statement Of Lineitems [Line Items]
Trade and other payables	4,562,900	2,909,725
Accrued liabilities	17,588,407	11,067,510
Lease Liabilities	354,902	158,458
Later than one year and not later than five years [member]
Statement Of Lineitems [Line Items]
Trade and other payables	0	0
Accrued liabilities	0	0
Lease Liabilities	€ 1,006,729	€ 96,250